Summary of significant accounting policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Basis of presentation and principles of consolidation

(a) Basis of presentation and principles of consolidation

The accompanying unaudited condensed consolidated financial statements reflect all normal and recurring adjustments that are, in the opinion of management, necessary to present a fair statement of the Company’s financial position as of March 31, 2025, and the results of operations for the three months ended March 31, 2025 and 2024. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary in order to make the consolidated financial statements not misleading have been included. The unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and accordingly do not include all of the disclosures normally made in the Company’s annual financial statements. Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto of the Company for the fiscal year ended December 31, 2024.

(a) Basis of presentation and principles of consolidation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of Currenc Group Inc. and its majority-owned subsidiaries. Non-controlling interest is recorded in the consolidated financial statements to recognize the minority ownership interest in the consolidated subsidiaries. Non-controlling interest in the profits and losses represent the share of net income or loss allocated to the minority interest holders of the consolidated subsidiaries. All intercompany transactions and balances have been eliminated in these consolidated financial statements.

Emerging Growth Company

(b) Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

2 Summary of significant accounting policies (continued)

Use of estimates

(d) Use of estimates

The preparation of the accompanying unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates, assumptions and judgments that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Certain accounting estimates of the Company require a higher degree of judgment than others in their application. These include valuation of goodwill, provision for credit losses, impairment of long-lived assets, valuation of convertible bonds, income tax, valuation of employee stock options and estimates related to lease accounting involving discount rates used in lease calculations (if estimate using incremental borrowing rate) and lease term assumptions considering exercise of renewal or termination options. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from these estimates, and such differences may be material.

(d) Use of estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make estimates, assumptions and judgments that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Certain accounting estimates of the Company require a higher degree of judgment than others in their application. These include valuation of goodwill, provision for credit losses, impairment of long-lived assets, valuation of convertible bonds, income tax, valuation of ESOS and estimates related to lease accounting involving discount rates used in lease calculations (if estimate using incremental borrowing rate) and Lease term assumptions considering exercise of renewal or termination options. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from these estimates, and such differences may be material.

Cash and cash equivalents

(f) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use and with original maturities of three months or less when purchased.

Warrants

(j) Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480 and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent reporting period end date while the warrants are outstanding. All of the Company’s warrants have met the criteria for equity treatment (see Note 11, Shareholders’ Deficit, for additional information).

(aa) Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480 and ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent reporting period end date while the warrants are outstanding. All of the Company’s warrants have met the criteria for equity treatment (see Note 22, Shareholders’ Deficit, for additional information).

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of Significant Accounting Policies (Continued)

Income tax

(y) Income tax

Income taxes are recorded in accordance with ASC 740, Income Taxes, which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or its tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized in the foreseeable future.

When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit would more likely than not be realized assuming examination by the taxing authority. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. The accounting guidance on accounting for uncertainty in income taxes also addresses derecognition, classification, interest and penalties on income taxes, and accounting in interim periods. Interest and penalties from tax assessments, if any, are included in income taxes in the statements of operations and comprehensive loss. The Company believes it does not have any uncertain tax positions through the years ended December 31, 2024 and 2023, respectively, which would have a material impact on the Company’s consolidated financial statements.

Earnings per share

(i) Net loss per share

Basic earnings per share is calculated by dividing the net loss by the weighted average number of ordinary shares outstanding for the period, without consideration of potentially dilutive securities.

Diluted net earnings per share is calculated by dividing the net loss by the weighted average number of ordinary shares and potentially dilutive securities outstanding for the period. If there is a loss, potentially dilutive securities are not considered, as they would be anti-dilutive.

The following tables provide the calculation of basic and diluted net loss per ordinary share for the three months ended March 31, 2025 and 2024:

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

2 Summary of significant accounting policies (continued)

	Three months ended March 31,
	2025	2024

Numerator:
Net loss	$(4,674,358)	$(3,034,984)

Denominator:
Weighted average ordinary shares outstanding	35,374,891	33,980,753

Basic and diluted net (loss) per share	$(0.13)	$(0.09)

The following table sets forth the total number of shares that may potentially be dilutive ordinary shares in the future. The holders of these shares do not have a contractual obligation to share in the Company’s losses. The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted loss per share:

	March 31, 2025	March 31, 2024

Warrants	17,796,765	-
Convertible bonds (treasury stock method)	1,027,997	2,604,554

(z) Earnings per share

Basic earnings per share is calculated by dividing the net loss by the weighted average number of ordinary shares outstanding for the period, without consideration of potentially dilutive securities.

Diluted net earnings per share is calculated by dividing the net loss by the weighted average number of ordinary shares and potentially dilutive securities outstanding for the period. If there is a loss, potentially dilutive securities are not considered, as they would be anti-dilutive.

The following tables provide the calculation of basic and diluted net loss per ordinary share for the year ended December 31, 2024, and December 31, 2023:

	Year ended December 31,
	2024	2023

Numerator:
Net loss	$(39,475,321)	$(15,306,550)

Denominator:
Weighted average ordinary shares outstanding	38,163,168	33,980,753

Basic and diluted net (loss) per share	$(1.03)	$(0.45)

The following table conveys the number of shares that may potentially be dilutive ordinary shares in the future. The holders of these shares do not have a contractual obligation to share in the Company’s losses. The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted loss per share:

	December 31, 2024	December 31, 2023

Warrants	17,796,765	-
Convertible bonds (treasury stock method)	244,515	2,523,557

Concentrations of credit risk

(ee) Concentrations of credit risk

The Company is potentially subject to significant concentration of credit risk arising primarily from cash and cash equivalents, short-term investments, restricted cash, escrow money receivable, deposits, other receivables and amounts due from related parties.

As of December 31, 2024, a majority of the Company’s cash and cash equivalents and short-term investments were held at reputable financial institutions with high-credit ratings. In the event of bankruptcy of one of these financial institutions, the Company may not be able to claim its cash and demand deposits back in full, as these deposits are not insured. The Company continues to monitor the financial strength of the financial institutions.

The Company’s major concentration of credit risk relates to the amounts owing by four customers (2023: four customers) which constituted approximately 64.9% (2023: 53%) of its accounts receivable as of December 31, 2024.

The Company has not experienced any losses on its cash and cash equivalents, short-term investments, deposits, other receivables and amounts due from related parties during the year ended December 31, 2024 and 2023 and believes its credit risk to be minimal.

The Company does not require collateral or other security to support instruments subject to credit risk.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of Significant Accounting Policies (Continued)

Fair value of financial instruments

(s) Fair value of financial instruments

ASC 820, Fair Value Measurements, provides guidance on the development and disclosure of fair value measurements. Under this accounting guidance, fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The accounting guidance classifies fair value measurements in one of the following three categories for disclosure purposes:

Level 1 -	Observable inputs such as quoted prices in active markets.
Level 2 -	Inputs other than the quoted prices in active markets that are observable either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets and liabilities in markets that are not active.
Level 3 -	Unobservable inputs of which there is little or no market data, which require the Company to develop its own assumptions.

ASC 825-10 “Financial Instruments” allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company elected to apply the fair value option to its PIPE Convertible Notes described in Note 14, Convertible bonds and notes. These financial liabilities were initially measured at its issue-date fair value and is subsequently remeasured at fair value on a recurring basis at each reporting period date. The Company elected to present the fair value and the accrued interest component separately in the statements of operations. Changes in fair value of debt presented in the “Other income” or “Other expenses” line item under other income in the statements of operations.

The Company estimates the fair value of its PIPE Convertible Notes using the Income Approach (Binomial Option Pricing Model). The fair value measurement incorporates both observable and unobservable inputs, classified as Level 3 within the fair value hierarchy.

The PIPE Convertible Notes were initially recognized on August 31, 2024, upon issuance.

As of August 31, 2024, and December 31, 2024, the key assumptions used in the valuation were as follows:

Key Assumptions	August 31, 2024	December 31, 2024
Stock Price (USD)	6.28	1.80
Risk-Free Rate (%)	4.11	4.09
Volatility Rate (%)	36.86	47.23
Bond Yield (%)	15.55	13.90

The fair value derived from the Binomial Option Pricing Model reflected changes in market conditions, including fluctuations in stock price, volatility, and credit risk. While the valuation as of December 31, 2024, incorporated updated assumptions, the resulting change in fair value was determined to be negligible.

Given the immaterial impact of the valuation changes on the financial statements, management has determined that no adjustment is necessary to the fair value of the PIPE Convertible Notes from the initial recognition date (August 31, 2024) through year-end (December 31, 2024).

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (Continued)

Recent accounting pronouncements

(l) Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board, or FASB, or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective are not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In November 2024, the FASB issued ASU 2024-03 Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Disaggregation of Income Statement Expenses). The new standard requires disclosure in the notes to the financial statements of additional specified information about certain costs and expenses. The standard does not change or remove current expense disclosure requirements. This ASU is effective for the Company’s annual periods beginning on October 1, 2027, and interim periods beginning on October 1, 2028. The Company is currently evaluating the impact of the new rule on its financial statements and disclosures.

(jj) Recent accounting pronouncements (continued)

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective are not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires an enhanced disclosure of significant segment expenses on an annual and interim basis. This guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Upon adoption, the guidance should be applied retrospectively to all prior periods presented in the financial statements. The Company does not expect the adoption of this guidance to have a material impact on our financial statements.

Rescission of SAB 121 and Adoption of SAB 122

On January 23, 2025, the U.S. Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 122, which rescinds SAB No. 121. Under SAB 121, entities that safeguard crypto-assets for platform users were required to recognize a corresponding liability and asset for those obligations. SAB 122 eliminates this requirement and must be applied retrospectively for all periods presented.

The guidance is effective for annual reporting periods beginning after December 15, 2024, with early adoption permitted in any interim or annual financial statement period filed with the SEC on or after January 30, 2025. The Company has elected not to early adopt the guidance.

Going concern

(c) Going concern

The accompanying unaudited condensed consolidated financial statements have been prepared using the going concern basis of accounting, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

As of March 31, 2025, the Company had cash balances of $62.3 million, a working capital deficit of $59.8 million and net capital deficit $43.9 million. For the three months ended March 31, 2025, the Company had a net loss of $4.5 million and net cash used in operating activities of $1.5 million. Net cash used in investing activities was $0.2 million. These conditions cast substantial doubt about the Company’s ability to continue as a going concern.

While the Company believes that it will be able to grow the Company’s revenue base and control expenditures, there is no assurance that it will be able to achieve these goals. As a result, the Company continually monitors its capital structure and operating plans and evaluates various potential funding alternatives that may be needed to finance the Company’s business development activities, general and administrative expenses and growth strategy. In addition, on February 10, 2025, the Company entered into the ELOC Purchase Agreement with a third party. Under the ELOC scheme, the company will have the capacity to issue additional shares and dispose in the market for extra liquidity, up to $10,000,000 worth of ordinary shares.

(c) Going concern

The accompanying audited consolidated financial statements have been prepared using the going concern basis of accounting, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

As of December 31, 2024, the Company had cash balances of $63.8 million, a working capital deficit of $57.9 million and net capital deficit $41.8 million. For the year ended December 31, 2024, the Company had a net loss of $38.8 million and net cash provided by operating activities of $3.5 million. Net cash used in investing activities was $0.6 million. These conditions cast substantial doubt about the Company’s ability to continue as a going concern.

While the Company believes that it will be able to grow the Company’s revenue base and control expenditures, there is no assurance that it will be able to achieve these goals. As a result, the Company continually monitors its capital structure and operating plans and evaluates various potential funding alternatives that may be needed to finance the Company’s business development activities, general and administrative expenses and growth strategy. In addition, on February 10, 2025, the Company entered into the ELOC Purchase Agreement with a third party. Under the ELOC scheme, the company will have the capacity to issue additional shares and dispose in the market for extra liquidity, up to $10,000,000 worth of ordinary shares.

Revenue recognition

(e) Revenue recognition

The Company complies with ASC 606, Revenue from Contracts with Customers.

Revenue from contracts with customers is measured based on the consideration specified in a contract with a customer in exchange for transferring goods or services to a customer net of sales and service tax, returns, rebates and discounts. The Company recognizes revenue when (or as) it transfers control over a product or service to its customer. An asset is transferred when (or as) the customer obtains control of the asset. Depending on the substance of the contract, revenue is recognized when the performance obligation is satisfied, which may be at a point in time or over time.

Contract assets represent the Company’s right to consideration for performance obligations that have been fulfilled but for which the customer has not been billed as of the balance sheet date.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

2 Summary of significant accounting policies (continued)

Remittance services revenue

Revenue from contracts with customers on service charges and gain/loss on foreign exchange arising from remittance activities are recognized upon the processing and execution of the international money transfer transactions. Remittance services are further divided into Fiat Currency Prefunded Remittance Service and XRP Prefunded Remittance Service. Management has considered these two services to be two product lines.

The customers of the remittance services or Remittance Partners, are financial institutions. Remittance Partners who use the fiat currency prefunding option for their remittance business with the Company are referred to as Fiat Currency Prefunded Remittance Partners, whereas customers who choose the XRP Prefunding mode are referred to as XRP Prefunded Remittance Partners.

Fiat Currency Prefunded Remittance Service

The Company earns revenue by charging their customers a fiat currency prefunded remittance fee when they use the Company’s platform to transfer money to a beneficiary in another country. These fiat currency prefunded remittance fees are fixed and specific for every country’s currency and are charged at the point-in-time of executing this performance obligation. Prior to delivering cash to the customer’s beneficiary, the customer must directly provide the Company with prefunding (i.e., the cash to be remitted to the beneficiary). This is the traditional prefunding process, which the Company describes as Fiat Currency Prefunded Remittance Service.

XRP Prefunded Remittance Service

Unlike the Fiat Currency Prefunded Remittance Service, the customer obtains prefunding through Ripple Solution offered by Ripple Lab Inc. with the XRP Prefunded Remittance Service. Ripple supplies the customer with the XRP equivalent of the requested prefunding. The Company subsequently liquidates this XRP on Ripple’s behalf, and the fiat currency obtained as a result of the liquidation process is transferred to the customer’s beneficiary. Customers who prefund their remittance service with XRP must enter into an agreement with Ripple and undergo stringent credit checks in order to get XRP prefunding and use Ripple’s platform. The Company charges their customers an XRP Prefunded Remittance Service Fee when the money is transferred to the customer’s beneficiary.

For both the XRP Prefunded and Fiat Currency Prefunded Remittance Services, the Company has no obligations to the customer in terms of guarantees, warranties or other similar obligations. There are also no significant payment terms involved as the Company obtains their fees shortly after charging their customers.

Sales WalletKu Modern Channel

Revenue from the sale of goods is recognized at the point in time when the Company satisfies its performance obligation, which is upon delivery of the goods to the customer. The credit terms are typically 3-7 days.

Sales of airtime

Revenue from airtime sold is recognized when the relevant international airtime transfer or reload request is processed and executed.

Other services

Revenue from contracts with customers on other services is recognized as and when services are rendered.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

2 Summary of significant accounting policies (continued)

(t) Revenue recognition

The Company complies with ASC 606, Revenue from Contracts with Customers.

Revenue from contracts with customers is measured based on the consideration specified in a contract with a customer in exchange for transferring goods or services to a customer net of sales and service tax, returns, rebates and discounts. The Company recognizes revenue when (or as) it transfers control over a product or service to its customer. An asset is transferred when (or as) the customer obtains control of the asset. Depending on the substance of the contract, revenue is recognized when the performance obligation is satisfied, which may be at a point in time or over time.

Contract assets represent the Company’s right to consideration for performance obligations that have been fulfilled but for which the customer has not been billed as of the balance sheet date.

Remittance services revenue

Revenue from contracts with customers on service charges and gain/loss on foreign exchange arising from remittance activities are recognized upon the processing and execution of the international money transfer transactions. Remittance services are further divided into Fiat Currency Prefunded Remittance Service and XRP Prefunded Remittance Service. Management has considered these two services to be two line of products.

The customers of the remittance services are financial institutions (referred to as “Remittance Partners”). Remittance Partners who use the fiat currency prefunding option for their remittance business with the Company are referred to as Fiat Currency Prefunded Remittance Partners, whereas customers who choose the XRP Prefunding mode are referred to as XRP Prefunded Remittance Partners.

Fiat Currency Prefunded Remittance Service

The Company earns revenue by charging their customers a Fiat Currency Prefunded Remittance Fee when they use the Company’s platform to transfer money to a beneficiary in another country. These Fiat Currency Prefunded Remittance Fees are fixed and specific for every country’s currency and are charged at the point-in-time of executing this performance obligation. Prior to delivering cash to the customer’s beneficiary, the customer must directly provide the Company with prefunding (i.e., the cash to be remitted to the beneficiary). This is the traditional prefunding process, which the Company describes as Fiat Currency Prefunded Remittance Service.

XRP Prefunded Remittance Service

Unlike the Fiat Currency Prefunded Remittance Service, the customer obtains prefunding through Ripple Solution offered by Ripple Lab Inc. (see Note 21) with the XRP Prefunded Remittance Service. Ripple supplies the customer with the XRP equivalent of the requested prefunding. The Company subsequently liquidates this XRP on Ripple’s behalf, and the fiat currency obtained as a result of the liquidation process is transferred to the customer’s beneficiary. Customers who prefund their remittance service with XRP must enter into an agreement with Ripple and undergo stringent credit checks in order to get XRP prefunding and use Ripple’s platform. The Company charges their customers an XRP Prefunded Remittance Service Fee when the money is transferred to the customer’s beneficiary.

For both the XRP Prefunded and Fiat Currency Prefunded Remittance Services, the Company has no obligations to the Customer in terms of guarantees, warranties or other similar obligations. There are also no significant payment terms involved as the Company obtains their fees shortly after charging their customers.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (Continued)

Sales Walletku Modern Channel

Revenue from the sale of goods is recognized at the point in time when the Company satisfies its performance obligation, which is upon delivery of the goods to customer. The credit terms are typically 3-7 days.

Sales of airtime

Revenue from airtime sold is recognized when the relevant international airtime transfer or reload request is processed and executed.

Other services

Revenue from contracts with customers on other services is recognized as and when services are rendered.

Segments

(f) Segments

As the chief operating decision-maker, or CODM, of the Company, the Chief Executive Officer, or CEO, reviews the financial results when making decisions about allocating resources and assessing the performance of the Company. The Tranglo Sdn BHD and related subsidiaries (“Tranglo”) and PT Walletku Indompet Indonesia (“WalletKu”) are all considered operating segments. These have been aggregated into two reportable segments, which are remittance services and sales of airtime. Other services are not assigned to a specific reportable segment as their results of operations are immaterial.

The remittance segment is operated through Tranglo. Tranglo operates the remittance hub covering Southeast Asia and globally, which in the downstream segment of the remittance business. Management operates, monitors and evaluates the whole remittance business so as to create maximum value for the Company.

The Company operates the airtime segment via its international airtime transfer business through Tranglo and its retail airtime trading business locally in Indonesian through WalletKu. As with the remittance segment, management believes maximum synergy and business value can best be achieved by aggregating and managing the airtime business through these two subsidiaries.

On July 30, 2024, Seamless Group Inc. disposed all of its equity interest in GEA Holdings Limited to L&L Health Holdings Limited, a related company. On August 30, Seamless Group Inc. has disposed all of the equity interest in TNG (Asia) Limited and deconsolidated the subsidiary. For comparability, TNGA and GEA operation were not included in the segment reporting in the three months period ended March 31, 2025, onwards, while the TNGA and GEA operation were included in the three months period ended March 31, 2024.

(bb) Segments

As the chief operating decision-maker (“CODM”) of the Company, the Chief Executive Officer reviews the financial results when making decisions about allocating resources and assessing the performance of the Company. The Tranglo Sdn BHD and related subsidiaries (“Tranglo”) and PT Walletku Indompet Indonesia (“Walletku”) are all considered operating segments. These have been aggregated into two reportable segments, which are remittance services and sales of airtime, as described in Note 18. Other services are not assigned to a specific reportable segment as their results of operations are immaterial.

The remittance segment is operated through Tranglo. Tranglo operates the remittance hub covering Southeast Asia and globally, which in the downstream segment of the remittance business. Management operates, monitors and evaluates the whole remittance business so as to create maximum value for the Company.

The Company operates the airtime segment via its international airtime transfer business through Tranglo and its retail airtime trading business locally in Indonesian through WalletKu. As with the remittance segment, management believes maximum synergy and business value can best be achieved by aggregating and managing the airtime business through these two subsidiaries.

Share-based compensation

(g) Share-based compensation

The Company accounts for share-based payments in accordance with ASC Topic 718 “Compensation – Stock Compensation”, or ASC 718, under which the fair value of awards issued to employees is expensed over the period in which the awards vest.

As of March 31, 2025, 2,188,771 vested shares have been distributed to the staff, while 1,775,553 vested shares remain in trust. Fair value of the outstanding unvested shares to employee are $13,178,775.56

The Company estimates the fair value of awards using an Income Approach (Finnerty method). The Company accounts forfeitures as they occur. For the awards granted on July 29, 2022, the following assumptions were used in the model:

Expected Volatility (39.84% to 43.74%)

Expected Dividend Yield (0%)

Expected Time to Liquidity (0.92 years to 2.92 years)

Exercise Price ($Nil)

Stock price at grant date ($6.55)

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

2 Summary of significant accounting policies (continued)

Weighted Average Fair Value of 1 Share ($5.73)

The fair value of the awards granted on July 29, 2022 is $33,284,970.

For the awards granted on August 21, 2024, the following assumptions were used in the model:

Expected Volatility (26.65% to 42.32%)

Expected Dividend Yield (0%)

Expected Time to Liquidity (0.03 years to 2.03 years)

Exercise Price ($Nil)

Stock price at grant date ($6.22)

Weighted Average Fair Value of 1 Share ($5.75)

On August 30, 2024, Seamless re-granted 466,573 shares out of the forfeited shares mentioned above. The fair value of the awards granted on August 30, 2024 is $2,695,334.

In February 2025, Seamless granted 320,071 shares out of the forfeited shares to its employees.

Fair value of the shares granted is $310,292. Fair value is based on the closing market price of the shares prior to the grant date.

For the awards granted on February 25, 2025, the following assumptions were used in the model:

●	Closing stock price of the Company before the grant date was $1.49.

●	Share-based compensation expense of $2,158,749 and $Nil was recognized under General and administrative expenses for the three months ended March 31, 2025 and 2024, respectively. Share-based compensation expense is not recognized in three months ended March 31, 2024 as the expenses are start recognising upon the completion of de-SPAC process.

(ff) Share-based compensation

The Company accounts for share-based payments in accordance with ASC Topic 718 “Compensation - Stock Compensation” (“ASC 718”), under which the fair value of awards issued to employees is expensed over the period in which the awards vest.

Seamless had an incentive plan approved and adopted on September 13, 2018, namely the 2018 Equity Incentive Plan. Under the 2018 Equity Incentive Plan, a total of 2,591,543 restricted stock units (“RSUs”) and 978,397 options with an exercise price of $12.87 had been awarded to certain directors and employees. All RSUs and options granted under the 2018 Incentive Plan had not been vested. The 2018 Incentive Plan was later terminated on July 29, 2022 and replaced by the new 2022 Incentive Plan. All previous awarded RSUs and options under the 2018 Incentive Plan were voided. Under the 2022 Incentive Plan, a total of 5,803,000 Seamless shares were reserved and granted to employees of Seamless.

All shares granted under the 2022 Incentive Plan will be vested upon (i) the completion of an IPO or (ii) the completion of a de-SPAC merger, with such vesting occurring upon the Closing of the Business Combination on August 30, 2024. The Incentive shares will then be vested under a trust, with 3,964,324 ordinary shares (part of the 40,000,000 Exchange Consideration Shares) being placed in trust upon the Closing of the Business Combination. The trustee will distribute the vested shares based on vesting schedules. Shares will be vested upon meeting of the vesting conditions: (i) immediately upon the vesting of Incentive shares at the time of completion of IPO or de-SPAC, (ii) on the first anniversary date thereafter, (iii) on the second anniversary date thereafter.

As of December 31, 2024, 1,954,086 vested shares have been distributed to the staff, while 2,010,238 vested shares remain in trust. Fair value of the outstanding unvested shares to employee are $14,587,799.62

The Company estimates the fair value of awards using an Income Approach (Finnerty method). The Company accounts forfeitures as they occur. For the awards granted on July 29, 2022, the following assumptions were used in the model:

Expected Volatility (39.84% to 43.74%)

Expected Dividend Yield (0%)

Expected Time to Liquidity (0.92 years to 2.92 years)

Exercise Price ($Nil)

Stock price at grant date ($6.55)

Weighted Average Fair Value of 1 Share ($5.73)

The fair value of the awards granted on July 29, 2022 is $29,376,811, after accounting for the forfeiture of 685,453 shares as of December 31, 2024.

For the awards granted on August 21, 2024, the following assumptions were used in the model:

Expected Volatility (26.65% to 42.32%)

Expected Dividend Yield (0%)

Expected Time to Liquidity (0.03 years to 2.03 years)

Exercise Price ($Nil)

Stock price at grant date ($6.22)

Weighted Average Fair Value of 1 Share ($5.75)

On August 30, 2024, Seamless has re-granted 466,573 shares out of the forfeited shares mentioned above. The fair value of the awards granted on August 30, 2024 is $2,695,334.

Share-based compensation expense of $20,869,721 was recognized under General and administrative expenses for the year ended December 31, 2024. Compensation are measured based on the fair value of awards developed from using an Income Approach (Finnerty method).

Prefunding to remittances partner

(h) Prefunding to remittances partner

Prefunding to remittance partner represents deposits made with such a partner for remittance services to be rendered by the partner in the future. The prepayments are utilized when a remittance order is executed by the partner and the resulting amount of the order is deducted from the balance with the partner.

The Company allows its remittance partners to prefund their balance through cryptocurrencies. These cryptocurrencies are mainly XRP. Ripple provides the XRP upon request to the Company and its remittance partners. Under applicable accounting standards, the Company is an agent when facilitating cryptocurrency transactions on behalf of its customers. These cryptocurrencies are held under a bailment arrangement in an account in the Company’s name on behalf of its business partner but they are not Seamless’s assets and therefore, are not reflected as cryptocurrency assets on the Company’s consolidated balance sheets . Although the Company does not control the XRP in the bailment account, the Company is responsible for safeguarding the XRP in the bailment account.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

2 Summary of significant accounting policies (continued)

(h) Prefunding to remittances partner (continued)

Independent Reserve SG Pte Ltd (“Independent Reserve”), Philippine Digital Asset Exchange (“Pdax”), Betur, Inc. (“Coins.ph”) and Bitstamp Global Limited (“Bitstamp”) (collectively, the “Cryptocurrency Exchanges”) are centralized crypto exchanges which keep the cryptographic keys for each respective XRP wallet and provide the Company with its respective API access keys. The Company is the only party that holds the API access keys that grant it direct access to its XRP wallet maintained on the respective Cryptocurrency Exchange. The Cryptocurrency Exchanges maintain records of all assets deposited by its users and send statements to the Company. The Company reconciles its internal ODL transaction records to the statements received from the Cryptocurrency Exchanges to ensure that these are accurate. The Company has an obligation to protect the API access keys from being abused or stolen. The Company is responsible for any damages caused by loss or theft.

On January 23, 2025, the U.S. Securities and Exchange Commission, or SEC, issued Staff Accounting Bulletin (SAB) No. 122, which rescinds SAB No. 121. Under SAB 121, entities that safeguard crypto-assets for platform users were required to recognize a corresponding liability and asset for those obligations. SAB 122 eliminates this requirement and must be applied retrospectively for all periods presented.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the changes and has determined that the related impacts were material to previously presented financial statements.

The following tables summarize the effect of the restatement on each financial statement line item as of the date, and for the periods indicated.

	December 31, 2024
	Previously Reported	Adjustments	As Restated
	US$	US$	US$
Consolidated Balance Sheets as of December 31, 2024
Prepayments, receivables and other assets	24,738,392	(3,790,176)	20,948,216
Accounts payable, accruals and other payables	59,119,916	(3,790,176)	55,329,740

(ii) Prefunding to remittances partner

Prefunding to remittance partner represents deposits made with such a partner for remittance services to be rendered by the partner in the future. The prepayments are utilized when a remittance order is executed by the partner and the resulting amount of the order is deducted from the balance with the partner.

We allow our remittance partners to prefund their balance through cryptocurrencies. These cryptocurrencies are mainly XRP. Ripple provides the XRP upon request to the Company and our remittance partners. Under applicable accounting standards, we are an agent when facilitating cryptocurrency transactions on behalf of our customers. These cryptocurrencies are held under a bailment arrangement in an account in the Company’s name on behalf of our business partner but they are not Seamless’s assets and therefore, are not reflected as cryptocurrency assets on our consolidated balance sheets. Although the Company does not control the XRP in the bailment account, we are responsible for safeguarding the XRP in the bailment account.

Independent Reserve SG Pte Ltd (“Independent Reserve”), Philippine Digital Asset Exchange (“Pdax”), Betur, Inc. (“Coins.ph”) and Bitstamp Global Limited (“Bitstamp”) (collectively, the “Cryptocurrency Exchanges”) are centralized crypto exchanges which keep the cryptographic keys for each respective XRP wallet and provide the Company with its respective API access keys. The Company is the only party that holds the API access keys that grant it direct access to its XRP wallet maintained on the respective Cryptocurrency Exchange. The Cryptocurrency Exchanges maintain records of all assets deposited by its users and send statements to the Company. The Company reconciles its internal ODL transaction records to the statements received from the Cryptocurrency Exchanges to ensure that these are accurate. The Company has an obligation to protect the API access keys from being abused or stolen. The Company is responsible for any damages caused by loss or theft.

Due to the unique risks associated with cryptocurrencies, including technological, legal, and regulatory risks, in accordance with Staff Accounting Bulletin No. 121 (“SAB 121”), we recognize a crypto asset safeguarding liability to reflect our obligation to safeguard the crypto assets held in the bailment account, which is recorded in Accounts payable, accruals and other payables on our consolidated balance sheet. We also recognize a corresponding safeguarding asset which is recorded in Prepayments, receivables and other assets on our consolidated balance sheet. The crypto asset safeguarding liability and corresponding safeguarding asset are measured and recorded at fair value on a recurring basis using prices available in the market we determine to be the principal market at the balance sheet date. The corresponding safeguarding asset may be adjusted for loss events, as applicable. As of December 31, 2024, the Company has not incurred any safeguarding loss events, and therefore, the crypto asset safeguarding liability and corresponding safeguarding asset were recorded at the same value. Safeguarding assets as of December 31, 2024 and 2023 are $3,790,176 and $1,983,116 respectively. Safeguarding liabilities as of December 31, 2024 and 2023 are $3,790,176 and $1,983,116 respectively.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of Significant Accounting Policies (Continued)

Fair Value Measurements

(k) Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly, hypothetical transaction between market participants at the measurement date, or exit price. ASC 820, Fair Value Measurement (“ASC 820”) establishes a fair value hierarchy for inputs, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Level 1 provides the most reliable measure of fair value, whereas Level 3 generally requires significant management judgment. The three levels are defined as follows:

●	Level 1 – Quoted prices in active markets for identical assets or liabilities.
●	Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and
●	Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

2 Summary of significant accounting policies (continued)

ASC 825-10, Financial Instruments, allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company elected to apply the fair value option to its the convertible bonds and convertible promissory note described in Note 8, Convertible bonds and notes. These financial liabilities were initially measured at its issue-date fair value and is subsequently remeasured at fair value on a recurring basis at each reporting period date. The Company elected to present the fair value and the accrued interest component separately in the statements of operations. Changes in fair value of debt presented in the “Other income” or “Other expenses” line item under other income in the statements of operations.

Retroactive Application of Reverse Recapitalization

(b) Retroactive Application of Reverse Recapitalization

Pursuant to ASC 805-40 Reverse Acquisitions, for financial accounting and reporting purposes, Seamless was deemed the accounting acquirer with INFINT being treated as the accounting acquiree, and the Business Combination was accounted for as a reverse recapitalization (the “Reverse Recapitalization”). Accordingly, the audited condensed consolidated financial statements of the Company represent a continuation of the financial statements of Seamless, with the Business Combination being treated as the equivalent of Seamless issuing stock for the net assets of INFINT, accompanied by a recapitalization. The net liabilities of INFINT were stated at historical cost, with no goodwill or other intangible assets recorded, and were consolidated with Seamless’ financial statements on the Closing Date. The number of Seamless common shares for all periods prior to the Closing Date have been retrospectively adjusted using the exchange ratio that was established in accordance with the Business Combination Agreement, after adjusting for the share repurchase disclosed in Note 3 (the “Exchange Ratio”).

Retroactive Application of Reverse Recapitalization to the Condensed Consolidated Statements of Shareholders’ Deficit

Pursuant to the terms of the Business Combination Agreement, as part of the Closing, all of the issued and outstanding Seamless common shares were all converted into 40,000,000 ordinary shares of Currenc at an Exchange Ratio of 0.650635750 (after adjusting for the share repurchase).

Retroactive Application of Reverse Recapitalization to the Condensed Consolidated Statements of Operations and Comprehensive Loss

Furthermore, based on the retroactive application of the reverse recapitalization to the Company’s Condensed Consolidated Statements of Changes in Shareholders’ Deficit, Seamless recalculated the weighted-average shares for the pre-Business Combination portion of the years ended December 31, 2024 and 2023. The basic and diluted weighted-average Seamless common shares were retroactively converted to Currenc ordinary shares using the Exchange Ratio to conform to the recast periods (see Note 2 (i), Net income (loss) per share, for additional information).

Retroactive Application of Reverse Recapitalization to the Condensed Consolidated Balance Sheets

Finally, to conform to the retroactive application of recapitalization to the Company’s Condensed Consolidated Statements of Changes in Shareholders’ Deficit, the Company reclassified the par value of Seamless common shares to additional paid-in capital (“APIC”), less amounts attributable to the par value of the ordinary shares as recast, as of December 31, 2023.

Further details of the Reverse Recapitalization are contained in Note 3, Reverse Recapitalization and Related Transactions.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies

Foreign currency

(e) Foreign currency

Foreign subsidiaries have designated the local currency of their respective countries as their functional currency. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of operations and comprehensive loss. Non-monetary items are not subsequently re-measured.

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively, from the functional currency into the US dollar. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (Continued)

Short-term investments		(g) Short-term investments Short-term investments include fixed deposits with original maturities of greater than three months but less than one year.
Restricted cash

(h) Restricted cash

Restricted cash includes the balance in the Company’s e-wallet mobile application held by the Company on behalf of the individual e-wallet users. It is the Company’s policy to maintain approximately 110% of the amount deposited in case of immediate cash withdrawal by e-wallet users.

It also includes fixed deposits pledged to the banks as security for banking facilities granted to the Company.

Accounts receivable

(i) Accounts receivable

Accounts receivable represents the amounts that the Company has an unconditional right to receive. The Company complies with Accounting Standards Codification (“ASC”) 326, which employs an approach based on expected losses to estimate the allowance for doubtful accounts.

To measure the expected credit losses, accounts receivable has been grouped based on shared credit risk characteristics and the days past due. For certain large customers or customers with a high risk of default, the Company assesses the risk of loss of each customer individually based on their financial information, past trends of payments and, where applicable, an external credit rating. Also, the Company considers any accounts receivable having financial difficulty or in default with significant balances outstanding for more than 60 days to be credit-impaired, and assesses the risk of loss for each of these accounts individually. The expected loss rates are based on the payment profiles of sales over a period of 12 months from the measurement date and the corresponding historical credit losses experienced within this period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle their debts.

The Company has recorded a credit loss of US$484,303 and US$187,462 as of December 31, 2024 and 2023, respectively.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (Continued)

Escrow money receivable

(j) Escrow money receivable

Escrow money receivable arises due to the time required to initiate collection from and clear transactions through external merchants. Escrow money receivable represents the money collected by merchants when e-wallet users fund mobile payments through the Company’s e-wallet mobile application, and there is a clearing period before the cash is received or settled, usually up to five business days.

Escrow money receivables are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components, when they are recognized at fair value. The Company holds the escrow money receivables with the object to collect the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.

Investment in an equity security

(k) Investment in an equity security

The Company elected to record the equity investment in a privately held company using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer. It is subject to periodic impairment reviews. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of the equity security.

Equipment, net

(l) Equipment, net

Equipment, net is stated at historical cost less accumulated depreciation and accumulated impairment losses, if any. Historical cost includes expenditures that are directly attributable to the acquisitions of the fixed assets. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to the consolidated statements of operations and comprehensive loss during the year in which they are incurred.

Depreciation of equipment is calculated using the straight-line method with no residual values over their estimated useful lives, as follows:

Office equipment	10%
Furniture and fittings	10%
Renovation	10%
Signboard	10%
Computer peripherals	33%
Electrical installation	10%
Mobile phone	33%
Motor vehicle	20%
Air conditioners	10%
Store equipment	20%

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (Continued)

(k)	Equipment, net (Continued)

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Gains and losses on disposals of equipment are determined by comparing the proceeds with the carrying amount and are recognized in the consolidated statements of operations and comprehensive loss.

Intangible assets, net

(m) Intangible assets, net

Intangible assets primarily consist of acquired computer software, developed technologies and trade names and trademarks. These intangible assets are amortized over a period of 5 years, 7 years and 10 years on a straight-line basis, respectively.

Goodwill

(n) Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired in a business combination. The Company performs goodwill impairment test on annual basis and more frequently upon the occurrence of certain events as defined by ASC 350. Goodwill is impaired when the carrying value of the reporting units exceeds its fair value. The Company first assesses qualitative factors to determine whether events or circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed.

The Company estimates the fair value of the reporting unit using a discounted cash flow approach. Significant management judgment and estimation are involved in forecasting the amount and timing of expected future cash flows and the underlying assumptions used in the discounted cash flow approach to determine the fair value of the reporting unit.

During the year ended December 31, 2024, the Company performed the annual assessment, determined that the goodwill associated with the Indonesian airtime and remittance business was impaired, and recorded impairment charges of $14.9 million.

Impairment of long-lived assets other than goodwill

(o) Impairment of long-lived assets other than goodwill

Long-lived assets such as equipment and software with finite lives are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment of the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available.

During the year 2024, the Company have performed an impairment assessment, determined that the Intangible assets of TNGA and GEA business were impaired, and recorded impairment charges of $5.4 million.

The Company did not record any impairment of long-lived assets during the years ended December 31 2023.

Escrow Money Payable

(p) Escrow Money Payable

Escrow money payable arises due to the time required to initiate collection from and clear transactions through external merchants. Escrow money payable represents the money paid by merchants when e-wallet users execute mobile payment through the Company’s e-wallet mobile application, and there is a clearing period before the cash is received or settled, usually up to five business days.

Client money payable

(q) Client money payable

Client money payable relates to the Company’s e-wallet mobile application and is represented by the amounts due to e-wallet users held by the Company. Client money is maintained in the e-wallet until a transfer or withdrawal is requested by the e-wallet users.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (Continued)

Convertible bond

(r) Convertible bond

The Company accounts for convertible debt instruments in accordance with FASB ASU 2020-06, which eliminates the previous requirements to separately recognize an equity component for certain convertible instruments. All convertible debt instruments are accounted for as a single liability measured at amortized cost, unless they meet the criteria for derivative accounting under ASC 815.

Under this guidance, there is no longer a separation of liability and equity components, and therefore no allocation of proceeds to an equity component or recognition of a debt discount related to conversion features. Interest expense is recognized based on the contractual coupon rate, eliminating the additional non-cash interest expense that previously resulted from amortizing a debt discount.

If a conversion of the bonds occurs at more favorable terms than the original agreement, the Company assesses whether an inducement is present. Any incremental fair value transferred in excess of the fair value of the original securities or consideration issuable is recognized as a debt conversion expense.

Cost of revenue

(u) Cost of revenue

Costs of revenues consist primarily of agency handling fees, top-up service fees paid to convenience stores, handling charges to banks and credit card providers, amortization of the intangible assets of acquired computer software, developed technologies, cost of digital - pulses, data packages, game vouchers, bill payment, SIM Cards (starter pack) and airtime balance.

Advertising and Promotion Costs

(v) Advertising and Promotion Costs

Advertising and promotion costs are expensed when incurred and are included in general and administrative expenses. The total amount of advertising and promotion costs recognized were US$784,818 and US$618,661 for the years ended December 31, 2024 and 2023, respectively.

Leases

(w) Leases

According to ASC 842, Leases, lessees are required to record a right-of-use asset and lease liabilities for operating leases. At the lease commencement date, a lessee should measure and record the lease liability equal to the present value of scheduled lease payments discounted using the rate implicit in the lease or the lessee’s incremental borrowing rate, and the right-of-use asset is calculated on the basis of the initial measurement of the lease liability, plus any lease payments at or before the commencement date and direct costs, minus any incentives received. Over the lease term, a lessee must amortize the right-of-use asset and record interest expense on the lease liability. The recognition and classification of lease expenses depend on the classification of the lease as either operating or finance.

The Company has elected the practical expedient of the short-term lease exemption for contracts with lease terms of 12 months or less.

Employee benefit expenses

(x) Employee benefit expenses

The Company’s costs related to the staff retirement plans (see Note 16) are charged to the consolidated statements of operations and comprehensive loss as incurred.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (Continued)

Share capital		(cc) Share capital The Company has only one class of common shares authorized, issued and outstanding.
Related parties

(dd) Related parties

Entities are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.

Other income and expenses		(gg) Other income and expenses The Company accounts for gain or loss from exchange differences in other income and expenses.
Business combination

(hh) Business combination

The Company accounts for business combinations using the acquisition method of accounting in accordance with FASB ASC Topic 805, “Business Combinations”. Acquisition method accounting requires that the consideration transferred be allocated to the assets, including separately identifiable assets, and liabilities the Company acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the Statement of Operations and Comprehensive Loss.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of Significant Accounting Policies (Continued)

Seamless Group Inc [Member]
Restructuring Cost and Reserve [Line Items]
Basis of presentation and principles of consolidation

(a) Basis of presentation and principles of consolidation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of Seamless Group Inc. and its majority-owned subsidiaries. Non-controlling interest is recorded in the consolidated financial statements to recognize the minority ownership interest in the consolidated subsidiaries. Non-controlling interest in the profits and losses represent the share of net income or loss allocated to the minority interest holders of the consolidated subsidiaries. All intercompany transactions and balances have been eliminated in these consolidated financial statements.

Use of estimates

(c) Use of estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make estimates, assumptions and judgments that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Certain accounting estimates of the Company require a higher degree of judgment than others in their application. These include valuation of goodwill, provision for credit losses, impairment of long-lived assets, impairment of investments in subsidiaries and equity investee, valuation of convertible bonds and income tax. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from these estimates, and such differences may be material.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (Continued)

Cash and cash equivalents

(e) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use and with original maturities of three months or less when purchased.

Income tax

(x) Income tax

Income taxes are recorded in accordance with ASC 740, Income Taxes, which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or its tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized in the foreseeable future.

When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit would more likely than not be realized assuming examination by the taxing authority. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. The accounting guidance on accounting for uncertainty in income taxes also addresses derecognition, classification, interest and penalties on income taxes, and accounting in interim periods. Interest and penalties from tax assessments, if any, are included in income taxes in the statements of operations and comprehensive loss. The Company believes it does not have any uncertain tax positions through the years ended December 31, 2023 and 2022, respectively, which would have a material impact on the Company’s consolidated financial statements.

Earnings per share

(y) Earnings per share

Basic earnings per share is calculated by dividing the net income or loss by the weighted average number of common shares outstanding for the period, without consideration of potentially dilutive securities.

Diluted net earnings per share is calculated by dividing the net income or loss by the weighted average number of common shares and potentially dilutive securities outstanding for the period. If there is a loss, potentially dilutive securities are not considered, as they would be anti-dilutive.. As of December 31, 2023 and 2022, the outstanding balances of US$10,000,000 and US$10,000,000, respectively, on the convertible bonds were anti-dilutive. The convertible bonds are convertible into 1,532,798 and 1,532,798 shares of the Company as of December 31, 2023 and 2022, respectively.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of Significant Accounting Policies (Continued)

Concentrations of credit risk

(cc) Concentrations of credit risk

The Company is potentially subject to significant concentration of credit risk arising primarily from cash and cash equivalents, short-term investments, restricted cash, escrow money receivable, deposits, other receivables and amounts due from related parties.

As of December 31, 2023, a majority of the Company’s cash and cash equivalents and short-term investments were held at reputable financial institutions with high-credit ratings. In the event of bankruptcy of one of these financial institutions, the Company may not be able to claim its cash and demand deposits back in full, as these deposits are not insured. The Company continues to monitor the financial strength of the financial institutions.

The Company’s major concentration of credit risk relates to the amounts owing by four customers (2022: four customers) which constituted approximately 53% (2022: 71%) of its accounts receivable as of December 31, 2023.

The Company has not experienced any losses on its cash and cash equivalents, short-term investments, deposits, other receivables and amounts due from related parties during the year ended December 31, 2023 and 2022 and believes its credit risk to be minimal.

The Company does not require collateral or other security to support instruments subject to credit risk.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Fair value of financial instruments

(r) Fair value of financial instruments

ASC 820, Fair Value Measurements, provides guidance on the development and disclosure of fair value measurements. Under this accounting guidance, fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The accounting guidance classifies fair value measurements in one of the following three categories for disclosure purposes:

Level 1 -	Observable inputs such as quoted prices in active markets.
Level 2 -	Inputs other than the quoted prices in active markets that are observable either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets and liabilities in markets that are not active.
Level 3 -	Unobservable inputs of which there is little or no market data, which require the Company to develop its own assumptions.

As of December 31, 2023 and 2022, the Company did not have any financial instruments that are measured at fair value. The carrying amounts of cash and cash equivalents, short-term investments, restricted cash, accounts receivable, escrow money receivable, deposit and other receivables, amounts due from/to related parties, and accruals, bank overdraft, escrow money payable, accounts payable, accruals and other payables approximate their fair values due to the short-term nature of these instruments.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (Continued)

Recent accounting pronouncements

(hh) Recent accounting pronouncements

In March 2022, the SEC released SAB 121, which provides guidance for an entity to consider when it has obligations to safeguard customers’ crypto assets, whether directly or through an agent or another third party acting on its behalf. The interpretive guidance requires a reporting entity to record a liability to reflect its obligation to safeguard the crypto assets held for its platform users with a corresponding safeguarding asset. The crypto asset safeguarding liability and the corresponding safeguarding asset will be measured at the fair value of the crypto assets held for the platform users with the measurement of the safeguarding asset taking into account any potential loss events. SAB 121 also requires disclosures related to the entity’s safeguarding obligations for crypto assets held for its platform users. SAB 121 was effective in the first interim or annual financial statements ending after June 15, 2022 with retrospective application as of the beginning of the fiscal year. We adopted this guidance for the year ended December 31, 2022 with retrospective application as of January 1, 2021. As of December 31, 2023 and 2022, we recorded $2.0 million and $5.8 million, respectively, for both the crypto asset safeguarding liability and corresponding safeguarding asset, which were classified as accounts payable, accruals and other payables and prepayments, receivables and other assets, respectively, on our consolidated balance sheets.

In March 2022, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2022-02, “Financial Instruments-Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures” (“ASU 2022-02”). The amendments in this ASU eliminate the accounting guidance for troubled debt restructurings (“TDRs”) by creditors in Subtopic 310-40, while enhancing disclosure requirements for certain loan refinancings and restructurings by creditors when a borrower is experiencing financial difficulty. The amendments are effective for the Company beginning after December 15, 2022. As of the year ended December 31, 2023, the Company does not consider the changes prescribed in ASU 2022-02 to have a material impact on its consolidated financial position, results of operations or cash flows.

In October 2021, the FASB issued ASU No. 2021-08, “‘Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” (“ASU 2021-08”). This ASU requires entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination. The amendments are effective for the Company beginning after December 15, 2022, and are applied prospectively to business combinations that occur after the effective date. As of the year ended December 31, 2023, the Company does not consider these amendments to have a material impact to the financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies an issuer’s accounting for convertible instruments by reducing the number of accounting models that require separate accounting for embedded conversion features. ASU 2020-06 also simplifies the settlement assessment that entities are required to perform to determine whether a contract qualifies for equity classification. Further, ASU 2020-06 enhances information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share (EPS) guidance, i.e., aligning the diluted EPS calculation for convertible instruments by requiring that an entity use the if-converted method and that the effect of potential share settlement be included in the diluted EPS calculation when an instrument may be settled in cash or shares, adding information about events or conditions that occur during the reporting period that cause conversion contingencies to be met or conversion terms to be significantly changed. The Company meets the “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012, and is therefore eligible to take advantage of certain reduced reporting requirements otherwise applicable to other public companies. For private companies, it’s effective for fiscal years beginning after December 15, 2023. The Company has chosen not to early adopt the new standard before the effective date.

Revenue recognition

(s) Revenue recognition

The Company complies with ASC 606, Revenue from Contracts with Customers.

Revenue from contracts with customers is measured based on the consideration specified in a contract with a customer in exchange for transferring goods or services to a customer net of sales and service tax, returns, rebates and discounts. The Company recognizes revenue when (or as) it transfers control over a product or service to its customer. An asset is transferred when (or as) the customer obtains control of the asset. Depending on the substance of the contract, revenue is recognized when the performance obligation is satisfied, which may be at a point in time or over time.

Contract assets represent the Company’s right to consideration for performance obligations that have been fulfilled but for which the customer has not been billed as of the balance sheet date.

Remittance services revenue

Revenue from contracts with customers on service charges and gain/loss on foreign exchange arising from remittance activities are recognized upon the processing and execution of the international money transfer transactions. Remittance services are further divided into Fiat Currency Prefunded Remittance Service and XRP Prefunded Remittance Service. Management has considered these two services to be two product lines.

The customers of the remittance services are financial institutions (referred to as “Remittance Partners”). Remittance Partners who use the fiat currency prefunding option for their remittance business with the Company are referred to as Fiat Currency Prefunded Remittance Partners, whereas customers who choose the XRP Prefunding mode are referred to as XRP Prefunded Remittance Partners.

Fiat Currency Prefunded Remittance Service

The Company earns revenue by charging their customers a Fiat Currency Prefunded Remittance Fee when they use the Company’s platform to transfer money to a beneficiary in another country. These Fiat Currency Prefunded Remittance Fees are fixed and specific for every country’s currency and are charged at the point-in-time of executing this performance obligation. Prior to delivering cash to the customer’s beneficiary, the customer must directly provide the Company with prefunding (i.e., the cash to be remitted to the beneficiary). This is the traditional prefunding process, which the Company describes as Fiat Currency Prefunded Remittance Service.

XRP Prefunded Remittance Service

Unlike the Fiat Currency Prefunded Remittance Service, the customer obtains prefunding through Ripple Solution offered by Ripple Lab Inc. (see Note 21) with the XRP Prefunded Remittance Service. Ripple supplies the customer with the XRP equivalent of the requested prefunding. The Company subsequently liquidates this XRP on Ripple’s behalf, and the fiat currency obtained as a result of the liquidation process is transferred to the customer’s beneficiary. Customers who prefund their remittance service with XRP must enter into an agreement with Ripple and undergo stringent credit checks in order to get XRP prefunding and use Ripple’s platform. The Company charges their customers an XRP Prefunded Remittance Service Fee when the money is transferred to the customer’s beneficiary.

For both the XRP Prefunded and Fiat Currency Prefunded Remittance Services, the Company has no obligations to the Customer in terms of guarantees, warranties or other similar obligations. There are also no significant payment terms involved as the Company obtains their fees shortly after charging their customers.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (Continued)

Sales Walletku Modern Channel

Revenue from the sale of goods is recognized at the point in time when the Company satisfies its performance obligation, which is upon delivery of the goods to customer. The credit terms are typically 3-7 days.

Sales of airtime

Revenue from airtime sold is recognized when the relevant international airtime transfer or reload request is processed and executed.

Other services

Revenue from contracts with customers on other services is recognized as and when services are rendered.

Segments

(z) Segments

As the chief operating decision-maker (“CODM”) of the Company, the Chief Executive Officer reviews the financial results when making decisions about allocating resources and assessing the performance of the Company. TNG (Asia) Limited (“TNGA”), the Tranglo Sdn BHD and related subsidiaries (“Tranglo”), GEA Limited and GEA Pte Ltd. (“GEA”) and PT Walletku Indompet Indonesia (“Walletku”) are all considered operating segments. These have been aggregated into two reportable segments, which are remittance services and sales of airtime, as described in Note 18. Other services are not assigned to a specific reportable segment as their results of operations are immaterial.

The remittance segment is operated through TNGA, GEA and Tranglo. TNGA and GEA are in the retail remittance business in Hong Kong, which is in the upstream segment of the remittance business, whereas Tranglo operates the remittance hub covering Southeast Asia and globally, and is thus in the downstream segment of the remittance business. Management operates, monitors and evaluates the whole remittance business through these three subsidiaries so as to generate the maximum synergy and create maximum value for the Company.

The Company operates the airtime segment via its international airtime transfer business through Tranglo and its retail airtime trading business locally in Indonesian through WalletKu. As with the remittance segment, management believes maximum synergy and business value can best be achieved by aggregating and managing the airtime business through these two subsidiaries.

Share-based compensation

(dd) Share-based compensation

The Company accounts for share-based payments in accordance with ASC Topic 718 “Compensation - Stock Compensation” (“ASC 718”), under which the fair value of awards issued to employees is expensed over the period in which the awards vest.

The Company had an incentive plan approved and adopted on September 13, 2018, namely the 2018 Equity Incentive Plan. Under the 2018 Equity Incentive Plan, a total of 2,591,543 restricted stock units (“RSUs”) and 978,397 options with an exercise price of $12.87 had been awarded to certain directors and employees. All RSUs and options granted under the 2018 Incentive Plan had not been vested. The 2018 Incentive Plan was later terminated on July 29, 2022 and replaced by the new 2022 Incentive Plan. All previous awarded RSUs and options under the 2018 Incentive Plan were voided. Under the 2022 Incentive Plan, a total of 5,803,000 shares are reserved and granted to employees of the Company.

All shares granted under the 2022 Incentive Plan will be vested upon (i) the completion of an IPO or (ii) the completion of a de SPAC merger. The Incentive shares will then be vested under a trust. The trustee will distribute the vested shares to the staff based on a schedule of (i) one third immediately upon the vesting of Incentive shares at the time of completion of IPO or de SPAC, (ii) one third on the first anniversary date thereafter, (iii) one third on the second anniversary date thereafter.

The Company estimates the fair value of awards using a binomial pricing model. The Company accounts forfeitures as they occur. For the awards granted on July 29, 2022, the following assumptions were used in the model:

Expected Volatility (39.84% to 43.74%)

Expected Dividend Yield (0%)

Expected Time to Liquidity (0.92 years to 2.92 years)

Exercise Price ($Nil)

Stock price at grant date ($6.55)

Weighted Average Fair Value of 1 Share ($5.73)

The fair value of the awards granted on July 29, 2022 is $32,790,450, after accounting for the forfeiture of 77,261 shares as of December 31, 2023. This also represents the unrecognized compensation, as the performance condition of the completion of an IPO or de-SPAC is not within the Company’s control.

Prefunding to remittances partner

(gg) Prefunding to remittances partner

Prefunding to remittance partner represents deposits made with such a partner for remittance services to be rendered by the partner in the future. The prepayments are utilized when a remittance order is executed by the partner and the resulting amount of the order is deducted from the balance with the partner.

We allow our remittance partners to prefund their balance through cryptocurrencies. These cryptocurrencies are mainly XRP. Ripple provides the XRP upon request to the Company and our remittance partners. Under applicable accounting standards, we are an agent when facilitating cryptocurrency transactions on behalf of our customers. These cryptocurrencies are held under a bailment arrangement in an account in the Company’s name on behalf of our business partner but they are not Seamless’s assets and therefore, are not reflected as cryptocurrency assets on our consolidated balance sheets . Although the Company does not control the XRP in the bailment account, we are responsible for safeguarding the XRP in the bailment account.

Independent Reserve SG Pte Ltd (“Independent Reserve”), Philippine Digital Asset Exchange (“Pdax”), Betur, Inc. (“Coins.ph”) and Bitstamp Global Limited (“Bitstamp”) (collectively, the “Cryptocurrency Exchanges”) are centralized crypto exchanges which keep the cryptographic keys for each respective XRP wallet and provide the Company with its respective API access keys. The Company is the only party that holds the API access keys that grant it direct access to its XRP wallet maintained on the respective Cryptocurrency Exchange. The Cryptocurrency Exchanges maintain records of all assets deposited by its users and send statements to the Company. The Company reconciles its internal ODL transaction records to the statements received from the Cryptocurrency Exchanges to ensure that these are accurate. The Company has an obligation to protect the API access keys from being abused or stolen. The Company is responsible for any damages caused by loss or theft.

Due to the unique risks associated with cryptocurrencies, including technological, legal, and regulatory risks, in accordance with Staff Accounting Bulletin No. 121 (“SAB 121”), we recognize a crypto asset safeguarding liability to reflect our obligation to safeguard the crypto assets held in the bailment account, which is recorded in Accounts payable, accruals and other payables on our consolidated balance sheet. We also recognize a corresponding safeguarding asset which is recorded in Prepayments, receivables and other assets on our consolidated balance sheet. The crypto asset safeguarding liability and corresponding safeguarding asset are measured and recorded at fair value on a recurring basis using prices available in the market we determine to be the principal market at the balance sheet date. The corresponding safeguarding asset may be adjusted for loss events, as applicable. As of December 31, 2023, the Company has not incurred any safeguarding loss events, and therefore, the crypto asset safeguarding liability and corresponding safeguarding asset were recorded at the same value. Safeguarding assets as of December 31, 2023 and 2022 are $1,983,116 and $5,787,354 respectively. Safeguarding liabilities as of December 31, 2023 and 2022 are $1,983,116 and $5,787,354 respectively.

Foreign currency

(d) Foreign currency

Foreign subsidiaries have designated the local currency of their respective countries as their functional currency. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of operations and comprehensive loss. Non-monetary items are not subsequently re-measured.

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively, from the functional currency into the US$. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity.

Escrow money receivable

(i) Escrow money receivable

Escrow money receivable arises due to the time required to initiate collection from and clear transactions through external merchants. Escrow money receivable represents the money collected by merchants when e-wallet users fund mobile payments through the Company’s e-wallet mobile application, and there is a clearing period before the cash is received or settled, usually up to five business days.

Escrow money receivables are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components, when they are recognized at fair value. The Company holds the escrow money receivables with the object to collect the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.

Investment in an equity security

(j) Investment in an equity security

The Company elected to record the equity investment in a privately held company using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer. It is subject to periodic impairment reviews. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of the equity security.

Equipment, net

(k) Equipment, net

Equipment, net is stated at historical cost less accumulated depreciation and accumulated impairment losses, if any. Historical cost includes expenditures that are directly attributable to the acquisitions of the fixed assets. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to the consolidated statements of operations and comprehensive loss during the year in which they are incurred.

Depreciation of equipment is calculated using the straight-line method with no residual values over their estimated useful lives, as follows:

Office equipment	10%
Furniture and fittings	10%
Renovation	10%
Signboard	10%
Computer peripherals	33%
Electrical installation	10%
Mobile phone	33%
Motor vehicle	20%
Air conditioners	10%
Store equipment	20%

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (Continued)

(k) Equipment, net (Continued)

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Gains and losses on disposals of equipment are determined by comparing the proceeds with the carrying amount and are recognized in the consolidated statements of operations and comprehensive loss.

Intangible assets, net

(l) Intangible assets, net

Intangible assets primarily consist of acquired computer software, developed technologies and trade names and trademarks. These intangible assets are amortized over a period of 5 years, 7 years and 10 years on a straight-line basis, respectively.

Impairment of long-lived assets other than goodwill

(n) Impairment of long-lived assets other than goodwill

Long-lived assets such as equipment and software with finite lives are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment of the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. The Company did not record any impairment of long-lived assets during the years ended December 31, 2023 and 2022.

Escrow Money Payable

(o) Escrow Money Payable

Escrow money payable arises due to the time required to initiate collection from and clear transactions through external merchants. Escrow money payable represents the money paid by merchants when e-wallet users execute mobile payment through the Company’s e-wallet mobile application, and there is a clearing period before the cash is received or settled, usually up to five business days.

Client money payable

(p) Client money payable

Client money payable relates to the Company’s e-wallet mobile application and is represented by the amounts due to e-wallet users held by the Company. Client money is maintained in the e-wallet until a transfer or withdrawal is requested by the e-wallet users.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (Continued)

Convertible bond

(q) Convertible bond

The Company accounts for debt instruments with convertible features in accordance with the details and substance of the instruments at the time of their issuance. For convertible debt instruments issued at a substantial premium to equivalent instruments without conversion features, or those that may be settled in cash upon conversion, it is presumed that the premium or cash conversion option represents an equity component. Accordingly, the Company determines the carrying amounts of the liability and equity components of such convertible debt instruments by first determining the carrying amount of the liability component by measuring the fair value of a similar liability that does not have an equity component. The carrying amount of the equity component representing the embedded conversion option is then determined by deducting the fair value of the liability component from the total proceeds from the issue. The resulting equity component is recorded, with a corresponding offset to debt discount which is subsequently amortized to interest cost using the effective interest method over the period the debt is expected to be outstanding as an additional non-cash interest expense. Transaction costs associated with the instrument are allocated pro-rata between the debt and equity components.

For conventional convertible bonds which do not have a cash conversion option or where no substantial premium is received on issuance, it may not be appropriate to split the bond into the liability and equity components.

A conversion of the bonds at more favorable terms than the original bond is treated as an inducement and the Company recognizes a debt conversion expense equal to the fair value of all securities and other consideration transferred in the transaction in excess of the fair value of securities or consideration issuable pursuant to the original conversion terms.

Advertising and Promotion Costs

(u) Advertising and Promotion Costs

Advertising and promotion costs are expensed when incurred and are included in general and administrative expenses. The total amount of advertising and promotion costs recognized were US$784,818 and US$618,661 for the years ended December 31, 2023 and 2022, respectively.

Leases

(v) Leases

According to ASC 842, Leases, lessees are required to record a right-of-use asset and lease liabilities for operating leases. At the lease commencement date, a lessee should measure and record the lease liability equal to the present value of scheduled lease payments discounted using the rate implicit in the lease or the lessee’s incremental borrowing rate, and the right-of-use asset is calculated on the basis of the initial measurement of the lease liability, plus any lease payments at or before the commencement date and direct costs, minus any incentives received. Over the lease term, a lessee must amortize the right-of-use asset and record interest expense on the lease liability. The recognition and classification of lease expenses depend on the classification of the lease as either operating or finance.

The Company has elected the practical expedient of the short-term lease exemption for contracts with lease terms of 12 months or less.

Share capital			(aa) Share capital The Company has only one class of common shares authorized, issued and outstanding.
Related parties

(bb) Related parties

Entities are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.

Other income and expenses			(ee) Other income and expenses The Company accounts for gain or loss from exchange differences in other income and expenses.
Business combination

(ff) Business combination

The Company accounts for business combinations using the acquisition method of accounting in accordance with FASB ASC Topic 805, “Business Combinations”. Acquisition method accounting requires that the consideration transferred be allocated to the assets, including separately identifiable assets, and liabilities the Company acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the Statement of Operations and Comprehensive Loss.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of Significant Accounting Policies (Continued)

Going concern

(b) Going concern

The accompanying audited consolidated financial statements have been prepared using the going concern basis of accounting, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

As of December 31, 2023, the Company had cash balances of $48.5 million, a working capital deficit of $70.5 million and net capital deficit of $36.2 million. For the year ended December 31, 2023, the Company had a net loss of $14.4 million and net cash used in operating activities of $15.3 million. Net cash provided by investing activities was $1.4 million. Net cash used in financing activities was $1.2 million, resulting principally from repayment of borrowings.

While the Company believes that it will be able to continue to grow the Company’s revenue base and control expenditures, there is no assurance that it will be able to achieve these goals. As a result, the Company continually monitors its capital structure and operating plans and evaluates various potential funding alternatives that may be needed to finance the Company’s business development activities, general and administrative expenses and growth strategy.

Short-term investments			(f) Short-term investments Short-term investments include fixed deposits with original maturities of greater than three months but less than one year.
Restricted cash

(g) Restricted cash

Restricted cash includes the balance in the Company’s e-wallet mobile application held by the Company on behalf of the individual e-wallet users. It is the Company’s policy to maintain approximately 110% of the amount deposited in case of immediate cash withdrawal by e-wallet users.

It also includes fixed deposits pledged to the banks as security for banking facilities granted to the Company.

Accounts receivable

(h) Accounts receivable

Accounts receivable represents the amounts that the Company has an unconditional right to receive. The Company complies with Accounting Standards Codification (“ASC”) 326, which employs an approach based on expected losses to estimate the allowance for doubtful accounts.

To measure the expected credit losses, accounts receivable has been grouped based on shared credit risk characteristics and the days past due. For certain large customers or customers with a high risk of default, the Company assesses the risk of loss of each customer individually based on their financial information, past trends of payments and, where applicable, an external credit rating. Also, the Company considers any accounts receivable having financial difficulty or in default with significant balances outstanding for more than 60 days to be credit-impaired, and assesses the risk of loss for each of these accounts individually. The expected loss rates are based on the payment profiles of sales over a period of 12 months from the measurement date and the corresponding historical credit losses experienced within this period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle their debts.

The Company has recorded a credit loss of US$187,462 and US$117,195 as of December 31, 2023 and 2022, respectively.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (Continued)

Goodwill

(m) Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired in a business combination. The Company performs goodwill impairment test on annual basis and more frequently upon the occurrence of certain events as defined by ASC 350. Goodwill is impaired when the carrying value of the reporting units exceeds its fair value. The Company first assesses qualitative factors to determine whether events or circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed.

The Company estimates the fair value of the reporting unit using a discounted cash flow approach. Significant management judgment and estimation are involved in forecasting the amount and timing of expected future cash flows and the underlying assumptions used in the discounted cash flow approach to determine the fair value of the reporting unit. As the fair values of the reporting units is not less than carrying amount, no impairment was recorded for the years ended December 31, 2023 and 2022.

Cost of revenue

(t) Cost of revenue

Costs of revenues consist primarily of agency handling fees, top-up service fees paid to convenience stores, handling charges to banks and credit card providers, amortization of the intangible assets of acquired computer software, developed technologies, cost of digital - pulses, data packages, game vouchers, bill payment, SIM Cards (starter pack) and airtime balance.

Employee benefit expenses

(w) Employee benefit expenses

The Company’s costs related to the staff retirement plans (see Note 16) are charged to the consolidated statements of operations and comprehensive loss as incurred.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (Continued)

InFint Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Basis of presentation and principles of consolidation

Basis of presentation

The accompanying financial statements are presented in U.S. Dollars and conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company

Emerging growth company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

INFINT ACQUISITION CORPORATION

NOTES TO FINANCIAL STATEMENTS

Use of estimates

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and cash equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents as of December 31, 2023 and 2022.

Cash and Marketable Securities Held in Trust Account			Cash and Marketable Securities Held in Trust Account As of December 31, 2023 and 2022, the Company had $83,523,112 and $208,932,880 in cash and marketable securities held in the Trust Account.
Offering Costs associated with the Initial Public Offering

Offering Costs associated with the Initial Public Offering

The Company complies with the requirements of the Financial Accounting Standards Board ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A, “Expenses of Offering.” Offering costs of $582,540 consist principally of costs incurred in connection with formation of the Company and preparation for the Initial Public Offering and fair value of representative shares of $268,617. These costs, together with the underwriter discount of $8,499,949 and fair value of the representation shares were charged to additional paid-in capital upon completion of the Initial Public Offering.

Class A ordinary shares subject to possible redemption

Class A ordinary shares subject to possible redemption

The Company accounts for its ordinary shares subject to possible redemption in accordance with the guidance enumerated in ASC 480 “Distinguishing Liabilities from Equity”. Ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered by the Company to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at December 31, 2023 and 2022, the Class A ordinary shares subject to possible redemption in the amount of $83,523,112 and $208,932,880 are presented as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheets, respectively.

The Company’s redeemable ordinary shares is subject to SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or to recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to value immediately as they occur. The accretion or remeasurement is treated as a deemed dividend (i.e., a reduction to retained earnings, or in absence of retained earnings, additional paid-in capital).

The amount of Class A ordinary shares reflected on the balance sheet are reconciled in the following table:

Class A ordinary shares subject to possible redemption at January 1, 2022	$202,998,782
Accretion of carrying value to initial redemption value	5,934,098
Class A ordinary shares subject to possible redemption at December 31, 2022	$208,932,880
Accretion of carrying value to initial redemption value	7,715,207
Redemption of Class A Ordinary Shares	(133,124,975)
Class A ordinary shares subject to possible redemption at December 31, 2023	$83,523,112

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent reporting period end date while the warrants are outstanding. All of the Company’s warrants have met the criteria for equity treatment.

Income tax

Income taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2023 and December 31, 2022, and for the years then ended. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

INFINT ACQUISITION CORPORATION

NOTES TO FINANCIAL STATEMENTS

There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statements. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Earnings per share

Net loss per ordinary share

The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share.” The Company applies the two-class method in calculating earnings per share. Earnings and losses are shared pro rata between the two classes of shares. Net loss per share is computed by dividing net loss by the weighted average number of ordinary share outstanding during the period, excluding ordinary share subject to forfeiture. At December 31, 2023 and 2022, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary share and then share in the earnings of the Company. As a result, diluted loss per share is the same as basic loss per share for the periods presented.

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the year ended December 31, 2023		For the year ended December 31, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$2,003,234	$1,165,646	$(860,883)	$(251,081)
Denominator:
Basic and diluted weighted average common shares	10,024,516	5,833,083	19,999,880	5,833,083
Basic and diluted net income (loss) per ordinary share	$0.20	$0.20	$(0.04)	$(0.04)

Concentrations of credit risk

Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal depository insurance coverage of $250,000. At December 31, 2023 and December 31, 2022, the Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair value of financial instruments

Fair value of financial instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB (as defined below) ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Recent accounting pronouncements

Recently issued accounting pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.